Summary of Platform Development Costs (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Platform development	$ 1,268,903	$ 1,706,805	$ 977,697
Less accumulated amortization	(600,240)	(577,367)	(316,420)
Net platform development	668,663	1,129,438	661,277
Net platform development	668,663	1,129,438	661,277
Platform Development [Member]
Property, Plant and Equipment [Line Items]
Platform development	19,497,520	16,027,428	10,678,692	$ 6,833,900
Less accumulated amortization	(11,485,813)	(8,671,820)	(4,785,973)
Net platform development	8,011,707	7,355,608	5,892,719
Net platform development	$ 8,011,707	$ 7,355,608	$ 5,892,719